Staff costs - Additional Information (Details) - CHF (SFr) SFr / shares in Units, SFr in Millions		6 Months Ended
	Jan. 04, 2022	Jun. 30, 2022
Share-based compensation
Increase in staff costs		SFr 1.4
Increase in share-based compensation costs		SFr 1.2
Equity incentive units
Share-based compensation
Exercise price of equity incentive units after reduction	SFr 1.00